VIRTUS KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—6.6%
Omnicom Group, Inc.	22,168	$ 2,145
Verizon Communications, Inc.	82,962	3,481
		5,626

Consumer Discretionary—0.6%
McDonald’s Corp.	1,675	472
Consumer Staples—9.6%
Coca-Cola Co. (The)	39,048	2,389
Flowers Foods, Inc.	105,222	2,499
Kimberly-Clark Corp.	18,184	2,352
Procter & Gamble Co. (The)	6,087	988
		8,228

Energy—2.6%
Chevron Corp.	6,510	1,027
Hess Corp.	7,760	1,184
		2,211

Financials—18.7%
Bank of Hawaii Corp.	37,601	2,346
PNC Financial Services Group, Inc. (The)	21,706	3,508
Prudential Financial, Inc.	11,065	1,299
Safety Insurance Group, Inc.	23,372	1,921
T. Rowe Price Group, Inc.	22,052	2,688
Zurich Insurance Group AG ADR	77,883	4,224
		15,986

Health Care—14.3%
AbbVie, Inc.	20,743	3,777
Johnson & Johnson	4,846	767
Merck & Co., Inc.	14,636	1,931
Patterson Cos., Inc.	67,375	1,863
Pfizer, Inc.	66,534	1,846
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	142,398	1,978
		12,162

Industrials—17.2%
BAE Systems plc Sponsored ADR(1)	45,331	3,144
MSC Industrial Direct Co., Inc. Class A	38,857	3,771
Paychex, Inc.	12,868	1,580
Snap-on, Inc.	3,695	1,094
United Parcel Service, Inc. Class B	14,698	2,185
Watsco, Inc.	6,734	2,909
		14,683

Information Technology—10.3%
Cisco Systems, Inc.	44,714	2,232
International Business Machines Corp.	28,401	5,423
Texas Instruments, Inc.	6,478	1,129
		8,784

Materials—7.0%
Amcor plc	335,452	3,190
	Shares	Value

Materials—continued
Eastman Chemical Co.	27,370	$ 2,743
		5,933

Real Estate—2.8%
Crown Castle, Inc.	9,994	1,058
Getty Realty Corp.	48,430	1,324
		2,382

Utilities—7.8%
Fortis, Inc.	99,078	3,915
Southern Co. (The)	38,271	2,745
		6,660

Total Common Stocks (Identified Cost $71,790)		83,127

Total Long-Term Investments—97.5% (Identified Cost $71,790)		83,127

Securities Lending Collateral—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.200%)(2)(3)	3,165,210	3,165
Total Securities Lending Collateral (Identified Cost $3,165)		3,165

TOTAL INVESTMENTS—101.2% (Identified Cost $74,955)		$86,292
Other assets and liabilities, net—(1.2)%		(1,013)
NET ASSETS—100.0%		$85,279

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Switzerland	9
Canada	4
United Kingdom	4
Japan	2
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$83,127	$83,127
Securities Lending Collateral	3,165	3,165
Total Investments	$86,292	$86,292
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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